INVENTORIES (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	€ 243	€ 315
Work in progress	571	638
Raw materials	271	308
Stores and supplies	119	112
Inventories write down	(55)	(53)
Total inventories	€ 1,149	€ 1,320